Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Credit risk and counterparty risk management (Details)	12 Months Ended
Dec. 31, 2017
Counterparty risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure risk multiplier	0.6